Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment
Schedule of property, plant and equipment

	Assets Under Construction	Buildings	Machinery and equipment	Right-of-use assets	Mining rights	Other assets	Total
Cost	—	57,540	95,679	5,702	29,810	717	189,448
Accumulated depreciation and depletion	—	(1,700)	(2,973)	(1,498)	(2,327)	(94)	(8,592)
Balance as of January 1, 2024 (1)	—	55,840	92,706	4,204	27,483	623	180,856

Additions	3,857	66	2,015	2,232	6,528	57	14,755
Disposal	—	—	(701)	(583)	—	(1)	(1,285)
Transfers	(1,134)	—	851	—	283	—	—
Depreciation and depletion	—	(2,331)	(4,956)	(2,043)	(3,974)	(103)	(13,407)
Foreign currency translation adjustment of subsidiaries	(446)	(11,854)	(20,393)	(754)	(6,313)	(134)	(39,894)
Balance as of December 31, 2024	2,277	41,721	69,522	3,056	24,007	442	141,025
Cost	2,277	45,039	76,285	6,082	29,306	606	159,595
Accumulated depreciation and depletion	—	(3,318)	(6,763)	(3,026)	(5,299)	(164)	(18,570)
Balance as of December 31, 2024	2,277	41,721	69,522	3,056	24,007	442	141,025

Additions	5,068	1,983	5,794	2,673	2,929	9	18,456
Depreciation and depletion	—	(2,257)	(5,330)	(1,970)	(2,455)	(120)	(12,132)
Disposal	—	—	(2,252)	(1,532)	—	—	(3,784)
Foreign currency translation adjustment of subsidiaries	458	5,149	8,790	473	2,877	54	17,801
Balance as of December 31, 2025	7,803	46,596	76,524	2,700	27,358	385	161,366
Cost	7,803	52,612	89,305	4,864	35,861	691	191,136
Accumulated depreciation and depletion	—	(6,016)	(12,781)	(2,164)	(8,503)	(306)	(29,770)
Balance as of December 31, 2025	7,803	46,596	76,524	2,700	27,358	385	161,366
1)	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.

Schedule of estimated useful lives

Description	12/31/2025	12/31/2024
Buildings	26	26
Machinery and equipment	19	20
Right of use assets	3	3
Mining rights	8	8
Other assets	6	5

Schedule of allocation of depreciation costs

Reconciliation of depreciation and depletion for the year	12/31/2025	12/31/2024

Operating expenses	11,933	13,367
Deferred exploration and evaluation expenditure	199	40
Depreciation accumulated for the year	12,132	13,407